OTHER GAIN (LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Forgiveness of PPP Loan	$ 0	$ 161
Total other gain (loss), net	$ 0	$ 161